Income Taxes - Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Canada	$ 11	$ 15
U.S.	32	38
Total	43	53
Deferred
Canada	15	8
U.S.	44	59
Total	59	67
Income tax expense	$ 102	$ 120